Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

Note 3 Fair Value Measurements

Accounting Standards Codification 820, Fair Value Measurements and Disclosures, establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. This hierarchy consists of three broad levels: Level 1 inputs consist of unadjusted quoted prices in active markets for identical assets and have the highest priority. Level 2 inputs consist of inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for determining the fair value of assets or liabilities that reflect assumptions that market participants would use in pricing assets or liabilities.

Shares of mutual funds are valued at quoted market prices, which represent the net asset value of shares. Shares of the Company’s common stock are valued at quoted market prices. The Stock Fund is a unitized fund. The Stock

Fund consists of the Company’s common stock and short-term cash equivalents which provide liquidity for trading. The common stock is valued at the quoted market price from an active market and the short-term cash equivalents are valued at cost, which approximate fair value. The collective investment trust (CIT) is valued at the net asset value (NAV) as provided by the administrators of the fund. The NAV is used as the practical expedient to estimate fair value. The NAV is based on the value of the underlying assets of the fund, less liabilities, and then divided by the number of units outstanding.

The following summarizes the Plan’s investments, set forth by level within the fair value hierarchy, on a recurring basis as of December 31:

		Assets at Fair Value as of
		December 31, 2025
	Fair Value	Level 1	Level 2	Level 3
Mutual Funds	$166,531,413	$166,531,413	$-	$-
Stock fund: common stock and money market	41,642,701	41,642,701	-	-
Total	208,174,114	$208,174,114	$-	$-
Collective Investment Trust	5,466,811
Total Investments	$213,640,925

		Assets at Fair Value as of
		December 31, 2024
	Fair Value	Level 1	Level 2	Level 3
Mutual Funds	$138,182,353	$138,182,353	$-	$-
Stock fund: common stock and money market	55,836,001	55,836,001	-	-
Total	194,018,354	$194,018,354	$-	$-
Collective Investment Trust	1,848,132
Total Investments	$195,866,486